PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets
	Australia – 4.5%
49,280	Aurizon Holdings Ltd.	$150,116
118,237	Medibank Private Ltd.	212,713
3,440	Sonic Healthcare Ltd.	81,760
57,152	Telstra Corp. Ltd.	113,879
6,075	Woolworths Group Ltd.	158,626

		717,094

	Belgium – 1.0%
2,480	Colruyt S.A.	160,996

	Canada – 9.7%
4,192	Barrick Gold Corp.	117,373
152	Constellation Software, Inc.	168,373
4,712	Dollarama, Inc.	180,049
4,720	Empire Co. Ltd., Class A	136,573
1,888	Fortis, Inc.	76,948
880	Franco-Nevada Corp.	122,584
2,024	George Weston Ltd.	148,358
1,680	Loblaw Cos. Ltd.	87,701
4,464	Metro, Inc.	213,517
4,672	Quebecor, Inc., Class B	116,507
1,904	Rogers Communications, Inc., Series B	75,290
4,216	Saputo, Inc.	105,420

		1,548,693

	China – 1.0%
49,696	Wilmar International Ltd.	160,180

	Denmark – 1.9%
992	Coloplast A/S, Series B	156,823
2,168	Novo Nordisk A/S, Class B	150,055

		306,878

	Finland – 0.0%
178	Nordea Bank Abp(a)	1,354

	France – 6.7%
3,928	Alstom S.A.(a)	195,854
10,744	Carrefour S.A.	172,165
2,400	Casino Guichard Perrachon S.A.(a)	58,398
1,376	Danone S.A.	89,101
7,200	Engie S.A.(a)	96,420
604	EssilorLuxottica S.A.(a)	82,267
96	Hermes International	82,877
1,160	Sanofi	116,072
2,216	TOTAL SE	75,879
3,280	Vivendi S.A.	91,542

		1,060,575

Shares	Description	Value (†)
Common Stocks – continued
	Germany – 10.2%
584	Deutsche Boerse AG	$102,587
5,088	Deutsche Telekom AG, (Registered)	85,261
3,728	Deutsche Wohnen SE	186,625
4,672	Evonik Industries AG	121,078
1,640	Fresenius Medical Care AG & Co. KGaA	138,505
3,624	Fresenius SE & Co. KGaA	165,015
1,064	Merck KGaA	155,401
752	SAP SE	117,072
1,952	Scout24 AG, 144A	170,532
2,776	Symrise AG	384,123

		1,626,199

	Hong Kong – 3.1%
8,792	AIA Group Ltd.	86,105
13,415	CLP Holdings Ltd.	124,630
72,000	HK Electric Investments & HK Electric Investments Ltd.	74,322
127,000	HKT Trust & HKT Ltd.	168,131
8,000	Power Assets Holdings Ltd.	41,910

		495,098

	Israel – 2.6%
1,192	Azrieli Group Ltd.	53,322
44,656	Bank Leumi Le-Israel BM	196,887
312	Nice Ltd.(a)	70,595
352	Wix.com Ltd.(a)	89,707

		410,511

	Italy – 4.1%
7,312	Assicurazioni Generali SpA	103,107
14,408	Enel SpA	125,331
10,088	Infrastrutture Wireless Italiane SpA, 144A	111,672
3,904	Recordati Industria Chimica e Farmaceutica SpA	200,243
22,360	Snam SpA	115,082

		655,435

	Japan – 22.7%
7,200	Chugoku Electric Power Co., Inc. (The)	89,991
1,600	FUJIFILM Holdings Corp.	78,613
4,800	Idemitsu Kosan Co. Ltd.	101,977
2,400	Japan Exchange Group, Inc.	66,817
56	Japan Prime Realty Investment Corp.	173,259
24	Japan Real Estate Investment Corp.	122,354
8,800	Japan Tobacco, Inc.	160,106
5,200	KDDI Corp.	130,875
1,600	Lawson, Inc.	76,111
3,200	MEIJI Holdings Co. Ltd.	243,798
3,200	Murata Manufacturing Co. Ltd.	205,378
5,800	Nagoya Railroad Co. Ltd.	158,397
2,100	NEC Corp.	122,183
400	Nintendo Co. Ltd.	226,135

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
14,600	Nippon Telegraph & Telephone Corp.	$297,451
500	Nitori Holdings Co. Ltd.	103,525
6,400	NTT DOCOMO, Inc.	235,611
10,400	Pan Pacific International Holdings Corp.	241,448
1,100	Secom Co. Ltd.	100,129
4,000	Seven & I Holdings Co. Ltd.	123,188
32,000	Seven Bank Ltd.	77,324
3,200	Takeda Pharmaceutical Co. Ltd.	113,530
1,600	Tokio Marine Holdings, Inc.	69,743
6,337	Tokyo Gas Co. Ltd.	144,478
3,200	Unicharm Corp.	142,882

		3,605,303

	Luxembourg – 1.6%
224	Eurofins Scientific SE(a)	177,410
11,424	SES S.A.	81,128

		258,538

	Netherlands – 2.2%
4,416	Koninklijke Ahold Delhaize NV	130,755
3,752	Koninklijke Vopak NV	211,454

		342,209

	New Zealand – 1.4%
10,368	a2 Milk Co. Ltd. (The)(a)	105,129
39,216	Spark New Zealand Ltd.	121,832

		226,961

	Singapore – 2.7%
35,200	Ascendas Real Estate Investment Trust	83,546
29,300	Singapore Exchange Ltd.	196,392
57,000	Singapore Telecommunications Ltd.	88,521
42,200	Singapore Telecommunications Ltd.	65,227

		433,686

	Spain – 0.6%
3,400	Grifols S.A.	98,041

	Sweden – 2.2%
1,600	ICA Gruppen AB	81,395
9,032	Tele2 AB, Class B	127,962
12,352	Telefonaktiebolaget LM Ericsson, Class B	135,637

		344,994

	Switzerland – 12.6%
72	Barry Callebaut AG, (Registered)	160,496
24	Chocoladefabriken Lindt & Spruengli AG	203,102
56	Givaudan S.A., (Registered)	241,981
912	Kuehne & Nagel International AG, (Registered)	177,983
3,056	Nestle S.A., (Registered)	363,693
1,168	Novartis AG, (Registered)	101,589

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
1,216	Roche Holding AG	$417,113
544	Schindler Holding AG	148,916
848	Swiss Prime Site AG, (Registered)	77,162
210	Swisscom AG, (Registered)	111,680

		2,003,715

	United Kingdom – 5.6%
13,816	BAE Systems PLC	86,092
5,696	GlaxoSmithKline PLC	106,922
12,504	National Grid PLC	143,838
1,784	Reckitt Benckiser Group PLC	174,360
3,504	Smith & Nephew PLC	68,697
712	Spirax-Sarco Engineering PLC	101,850
96,232	Wm Morrison Supermarkets PLC	211,682

		893,441

	United States – 0.4%
592	CyberArk Software Ltd.(a)	61,225

	Total Common Stocks (Identified Cost $14,310,317)	15,411,126

Principal Amount
Short-Term Investments – 1.9%
$295,104	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $295,104 on 10/01/2020 collateralized by $301,100 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $301,077 including accrued interest(b) (Identified Cost $295,104)	295,104

	Total Investments – 98.7% (Identified Cost $14,605,421)	15,706,230
	Other assets less liabilities – 1.3%	206,213

	Net Assets – 100.0%	$15,912,443

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $282,204 or 1.8% of net assets.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,411,126	$—	$—	$15,411,126
Short-Term Investments	—	295,104	—	295,104

Total	$15,411,126	$295,104	$—	$15,706,230

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Subsequent Event

On November 4, 2020 the Board of Trustees approved a plan to liquidate the Fund. The liquidation will take place on or about December 16, 2020.

Industry Summary at September 30, 2020 (Unaudited)

Food & Staples Retailing	11.0%
Food Products	9.0
Pharmaceuticals	8.6
Diversified Telecommunication Services	7.3
Chemicals	4.7
Wireless Telecommunication Services	3.6
Electric Utilities	3.5
Insurance	2.8
Machinery	2.7
Software	2.7
Multiline Retail	2.6
Oil, Gas & Consumable Fuels	2.5
Health Care Providers & Services	2.4
Capital Markets	2.2
Entertainment	2.0
Household Products	2.0
Real Estate Management & Development	2.0
Road & Rail	2.0
Other Investments, less than 2% each	23.2
Short-Term Investments	1.9

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at September 30, 2020 (Unaudited)

Euro	26.4%
Japanese Yen	22.7
Swiss Franc	12.6
Canadian Dollar	9.7
British Pound	5.6
Australian Dollar	4.5
Singapore Dollar	3.7
Hong Kong Dollar	3.1
United States Dollar	2.9
Swedish Krona	2.2
Israeli Shekel	2.0
Other, less than 2% each	3.3

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%